ACCRUED EXPENSES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2012
ACCRUED EXPENSES AND OTHER PAYABLES [Text Block]

NOTE 12 — ACCRUED LIABILITIES

As of June 30, 2012 and December 31, 2011, the accrued liabilities of the Company were summarized as follows:

	June 30, 2012	December 31, 2011
	(Unaudited)
Accrued liabilities:
— payroll payable	$299,233	$263,856
— payable for equipment purchased	75,359	144,660
— others	177,963	109,779
Total of accrued expenses	$552,555	$518,295